Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income	[1]	€ 3,630	€ 3,465	€ 6,933	€ 6,415
Trading income	[2]	148	(175)	985	867
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		189	46	319	24
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(124)	275	(322)	405
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		213	147	982	1,296
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		3,844	3,612	7,916	7,712
Sales & Trading (Equity)		237	426	615	865
Sales & Trading (FIC)		1,375	1,254	3,039	2,949
Total Sales & Trading		1,613	1,680	3,654	3,814
Global Transaction Banking		481	443	975	906
Remaining Products		(210)	(14)	(381)	(165)
Corporate & Investment Bank		1,884	2,109	4,247	4,555
Private & Commercial Bank		1,561	1,573	3,098	3,103
Asset Management		(1)	18	39	(20)
Corporate & Other		400	(88)	532	74
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 3,844	€ 3,612	€ 7,916	€ 7,712

[1]	Prior period comparatives have been restated. EUR35million and EUR73million were reclassified from Net interest income to Commission and fee Income for the three months and six months ended June 30, 2018, respectively.
[2]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting.